Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	$ 98	$ 278
Transfers from Level 2 to Level 1	355	220
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	7,414	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	117
Financial investments
Assets
Transfers from Level 1 to Level 2	1,342	7,965
Transfers from Level 2 to Level 1	4,353	4,184
Trading assets
Assets
Transfers from Level 1 to Level 2	2,132	3,304
Transfers from Level 2 to Level 1	3,025	2,726
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	217	0
Transfers from Level 2 to Level 1	154	673
Derivatives
Assets
Transfers from Level 1 to Level 2	0	24
Transfers from Level 2 to Level 1	$ 1	$ 111